Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 50.3%
Security	Shares	Value
Aerospace & Defense — 0.7%
Boeing Co.(1)	8,130	$ 1,213,890
Huntington Ingalls Industries, Inc.	4,961	917,587
L3Harris Technologies, Inc.	7,700	1,905,519
RTX Corp.	27,037	3,271,207
		$ 7,308,203
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	6,721	$ 799,799
		$ 799,799
Automobile Components — 0.0%(2)
Phinia, Inc.	2,206	$ 102,756
		$ 102,756
Automobiles — 0.8%
Tesla, Inc.(1)	36,455	$ 9,108,282
		$ 9,108,282
Banks — 1.8%
Bank of America Corp.	106,014	$ 4,433,506
Fifth Third Bancorp	30,206	1,319,398
Huntington Bancshares, Inc.	106,477	1,659,977
JPMorgan Chase & Co.	37,345	8,287,602
Regions Financial Corp.	61,283	1,462,825
Wells Fargo & Co.	39,747	2,580,375
		$ 19,743,683
Beverages — 0.7%
Coca-Cola Co.	57,087	$ 3,728,352
PepsiCo, Inc.	22,217	3,689,799
		$ 7,418,151
Biotechnology — 0.7%
AbbVie, Inc.	26,785	$ 5,460,658
Amgen, Inc.	8,146	2,608,023
		$ 8,068,681
Broadline Retail — 1.9%
Amazon.com, Inc.(1)	108,036	$ 20,137,911
Kohl's Corp.(3)	13,461	248,759
		$ 20,386,670
Security	Shares	Value
Building Products — 0.3%
A.O. Smith Corp.	16,850	$ 1,265,435
Carrier Global Corp.	20,581	1,496,650
		$ 2,762,085
Capital Markets — 1.4%
Ameriprise Financial, Inc.	4,371	$ 2,230,521
Cboe Global Markets, Inc.	7,976	1,703,434
CME Group, Inc.	6,597	1,486,700
Franklin Resources, Inc.	69,029	1,433,733
Invesco Ltd.	84,753	1,469,617
Nasdaq, Inc.	24,914	1,841,643
S&P Global, Inc.	6,361	3,055,570
State Street Corp.	18,345	1,702,416
		$ 14,923,634
Chemicals — 0.7%
CF Industries Holdings, Inc.	10,887	$ 895,238
Linde PLC	8,502	3,878,187
Sherwin-Williams Co.	6,320	2,267,427
		$ 7,040,852
Commercial Services & Supplies — 0.2%
Republic Services, Inc.	9,107	$ 1,803,186
		$ 1,803,186
Communications Equipment — 0.5%
Cisco Systems, Inc.	71,563	$ 3,919,505
F5, Inc.(1)	4,136	967,328
		$ 4,886,833
Construction & Engineering — 0.2%
Quanta Services, Inc.	6,781	$ 2,045,353
		$ 2,045,353
Consumer Finance — 0.3%
Discover Financial Services	12,725	$ 1,888,772
Synchrony Financial	32,515	1,792,877
		$ 3,681,649
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	6,395	$ 5,590,381
Dollar General Corp.	11,380	910,855
Kroger Co.	23,840	1,329,557

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walgreens Boots Alliance, Inc.(3)	11,796	$ 111,590
Walmart, Inc.	56,000	4,589,200
		$ 12,531,583
Containers & Packaging — 0.3%
Avery Dennison Corp.	5,624	$ 1,164,337
Packaging Corp. of America	5,963	1,365,169
Sealed Air Corp.	14,482	523,959
		$ 3,053,465
Distributors — 0.1%
LKQ Corp.	19,666	$ 723,512
		$ 723,512
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	81,528	$ 3,434,775
		$ 3,434,775
Electric Utilities — 0.9%
Alliant Energy Corp.	25,795	$ 1,547,700
Entergy Corp.	12,918	1,999,448
Evergy, Inc.	23,682	1,431,340
NextEra Energy, Inc.	28,871	2,288,027
NRG Energy, Inc.	18,972	1,715,069
Pinnacle West Capital Corp.(3)	8,220	721,798
		$ 9,703,382
Electrical Equipment — 0.5%
Eaton Corp. PLC	10,470	$ 3,471,643
GE Vernova, Inc.(1)	3,934	1,186,730
Generac Holdings, Inc.(1)	2,562	424,139
		$ 5,082,512
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity PLC	11,757	$ 1,733,217
		$ 1,733,217
Entertainment — 0.7%
Netflix, Inc.(1)	5,544	$ 4,191,430
Walt Disney Co.	30,054	2,891,195
		$ 7,082,625
Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B(1)	23,814	$ 10,738,209
Corpay, Inc.(1)	5,211	1,718,171
Security	Shares	Value
Financial Services (continued)
Mastercard, Inc., Class A	11,983	$ 5,986,587
Visa, Inc., Class A	23,890	6,924,516
		$ 25,367,483
Food Products — 0.2%
Campbell Soup Co.	16,535	$ 771,358
Conagra Brands, Inc.	36,334	1,051,506
McCormick & Co., Inc., Non Voting Shares	10,130	792,571
		$ 2,615,435
Ground Transportation — 0.4%
J.B. Hunt Transport Services, Inc.	8,175	$ 1,476,569
Union Pacific Corp.	12,507	2,902,499
		$ 4,379,068
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	21,873	$ 2,479,742
Boston Scientific Corp.(1)	32,535	2,733,591
Cooper Cos., Inc.(1)	12,104	1,267,047
IDEXX Laboratories, Inc.(1)	3,057	1,243,954
Insulet Corp.(1)	6,444	1,491,979
Intuitive Surgical, Inc.(1)	6,865	3,458,862
Medtronic PLC	21,995	1,963,054
		$ 14,638,229
Health Care Providers & Services — 1.1%
Cencora, Inc.	7,142	$ 1,628,947
DaVita, Inc.(1)	8,764	1,225,295
Molina Healthcare, Inc.(1)	2,879	924,793
Quest Diagnostics, Inc.	9,918	1,535,604
UnitedHealth Group, Inc.	12,546	7,082,217
		$ 12,396,856
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	8,953	$ 998,707
		$ 998,707
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class A(1)	5,398	$ 727,597
Carnival Corp.(1)	59,470	1,308,340
Expedia Group, Inc.(1)	9,477	1,481,350
McDonald's Corp.	12,307	3,594,998
Starbucks Corp.	27,829	2,718,893
Wynn Resorts Ltd.	10,917	1,048,250
		$ 10,879,428

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.2%
Lennar Corp., Class A	13,510	$ 2,300,753
		$ 2,300,753
Household Products — 0.5%
Procter & Gamble Co.	34,806	$ 5,749,255
		$ 5,749,255
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	11,147	$ 1,392,929
		$ 1,392,929
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	14,028	$ 2,885,279
		$ 2,885,279
Insurance — 0.8%
Arthur J. Gallagher & Co.	7,052	$ 1,983,022
Assurant, Inc.	6,011	1,152,309
Everest Group Ltd.	2,219	789,098
Progressive Corp.	13,267	3,221,626
Unum Group	26,445	1,697,240
		$ 8,843,295
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A	70,666	$ 12,091,659
Alphabet, Inc., Class C	58,714	10,139,321
Match Group, Inc.(1)	11,698	421,479
Meta Platforms, Inc., Class A	27,187	15,430,797
		$ 38,083,256
IT Services — 0.4%
Accenture PLC, Class A	11,010	$ 3,796,468
		$ 3,796,468
Life Sciences Tools & Services — 0.8%
Danaher Corp.	9,993	$ 2,454,880
IQVIA Holdings, Inc.(1)	6,039	1,242,947
Thermo Fisher Scientific, Inc.	6,263	3,421,602
Waters Corp.(1)	3,206	1,035,891
		$ 8,155,320
Machinery — 0.6%
Flowserve Corp.	2,794	$ 147,076
PACCAR, Inc.	20,719	2,160,577
Pentair PLC	17,848	1,769,094
Security	Shares	Value
Machinery (continued)
Stanley Black & Decker, Inc.	9,610	$ 893,154
Westinghouse Air Brake Technologies Corp.	10,792	2,028,680
		$ 6,998,581
Media — 0.3%
Comcast Corp., Class A	43,387	$ 1,894,710
Omnicom Group, Inc.	14,100	1,424,100
Paramount Global, Class B	25,647	280,578
		$ 3,599,388
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	43,625	$ 1,963,998
		$ 1,963,998
Multi-Utilities — 0.3%
CMS Energy Corp.	22,648	$ 1,576,527
WEC Energy Group, Inc.	16,366	1,563,444
		$ 3,139,971
Oil, Gas & Consumable Fuels — 1.7%
APA Corp.	26,833	$ 633,259
Chevron Corp.	21,121	3,143,227
Devon Energy Corp.	19,416	751,011
EOG Resources, Inc.	13,580	1,656,217
Exxon Mobil Corp.	57,430	6,706,676
HF Sinclair Corp.	23,402	903,551
Kinder Morgan, Inc.	53,031	1,299,790
Marathon Oil Corp.	53,376	1,478,515
ONEOK, Inc.	21,880	2,119,734
		$ 18,691,980
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	18,761	$ 898,840
Southwest Airlines Co.(3)	11,449	350,110
		$ 1,248,950
Pharmaceuticals — 1.7%
Eli Lilly & Co.	11,288	$ 9,366,105
Johnson & Johnson	27,902	4,460,414
Merck & Co., Inc.	41,248	4,220,495
		$ 18,047,014
Professional Services — 0.6%
Amentum Holdings, Inc.(1)	8,461	$ 251,630
Jacobs Solutions, Inc.	8,461	1,189,447

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Paycom Software, Inc.	8,373	$ 1,750,208
Robert Half, Inc.	20,841	1,419,481
Verisk Analytics, Inc.	6,550	1,799,416
		$ 6,410,182
Residential REITs — 0.4%
Equity Residential	22,413	$ 1,577,203
Mid-America Apartment Communities, Inc.	9,213	1,394,295
UDR, Inc.	34,674	1,462,896
		$ 4,434,394
Retail REITs — 0.1%
Kimco Realty Corp.	57,235	$ 1,357,614
		$ 1,357,614
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)	21,571	$ 3,107,734
Broadcom, Inc.	62,590	10,625,904
KLA Corp.	4,203	2,800,165
NVIDIA Corp.	289,210	38,395,652
Qorvo, Inc.(1)	7,607	542,075
QUALCOMM, Inc.	20,729	3,374,059
Teradyne, Inc.	6,974	740,709
Texas Instruments, Inc.	17,584	3,572,365
		$ 63,158,663
Software — 5.0%
Adobe, Inc.(1)	7,262	$ 3,471,817
Crowdstrike Holdings, Inc., Class A(1)	3,580	1,062,795
Fair Isaac Corp.(1)	909	1,811,737
Intuit, Inc.	5,470	3,338,341
Microsoft Corp.	87,587	35,590,977
Oracle Corp.	26,963	4,525,470
Salesforce, Inc.	15,853	4,619,089
		$ 54,420,226
Specialized REITs — 0.5%
Extra Space Storage, Inc.	8,076	$ 1,318,811
Iron Mountain, Inc.	5,457	675,195
Public Storage	4,800	1,579,488
SBA Communications Corp.	7,714	1,770,131
		$ 5,343,625
Specialty Retail — 0.8%
Bath & Body Works, Inc.	20,278	$ 575,490
CarMax, Inc.(1)	9,383	679,141
Security	Shares	Value
Specialty Retail (continued)
Home Depot, Inc.	13,487	$ 5,310,506
Lowe's Cos., Inc.	9,801	2,566,196
		$ 9,131,333
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	177,031	$ 39,993,073
Seagate Technology Holdings PLC	14,336	1,438,905
		$ 41,431,978
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	18,161	$ 1,400,758
Ralph Lauren Corp., Class A	3,952	782,219
		$ 2,182,977
Tobacco — 0.4%
Philip Morris International, Inc.	29,062	$ 3,856,527
		$ 3,856,527
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	1,871	$ 2,075,369
		$ 2,075,369
Total Common Stocks (identified cost $238,569,734)		$ 543,399,419

Short-Term Investments — 50.1%
Affiliated Fund — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(4)	37,105,052	$ 37,105,052
Total Affiliated Fund (identified cost $37,105,052)		$ 37,105,052

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86%(5)	803,312	$ 803,312
Total Securities Lending Collateral (identified cost $803,312)		$ 803,312

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 46.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/29/24(3)(6)	$25,670	$ 25,578,324
0.00%, 12/26/24(3)	27,369	27,178,167
0.00%, 1/23/25	18,132	17,946,782
0.00%, 2/20/25(3)(6)	21,080	20,793,040
0.00%, 3/20/25(6)	21,687	21,321,109
0.00%, 4/17/25	17,707	17,352,480
0.00%, 5/15/25	17,707	17,302,327
0.00%, 6/12/25	7,860	7,657,639
0.00%, 8/7/25(6)	25,353	24,539,844
0.00%, 9/4/25(6)	26,804	25,858,313
0.00%, 10/2/25	25,840	24,857,018
U.S. Treasury Bonds, 7.625%, 2/15/25	9,847	9,937,341
U.S. Treasury Notes:
0.25%, 7/31/25	57,353	55,630,204
0.25%, 8/31/25	4,248	4,105,627
0.375%, 4/30/25	9,847	9,652,222
1.125%, 1/15/25	2,365	2,348,259
1.375%, 1/31/25(3)	2,365	2,346,529
1.50%, 2/15/25	9,847	9,760,669
1.75%, 3/15/25	15,767	15,610,167
2.00%, 8/15/25	12,744	12,510,393
2.75%, 5/15/25(6)	33,427	33,127,117
2.75%, 6/30/25(6)	50,000	49,490,025
3.125%, 8/15/25	8,496	8,414,010
3.875%, 3/31/25	5,920	5,905,198
4.625%, 6/30/25	25,000	25,036,778
4.75%, 7/31/25	25,353	25,417,987
5.00%, 8/31/25	4,248	4,268,223
Total U.S. Treasury Obligations (identified cost $503,204,584)		$ 503,945,792
Total Short-Term Investments (identified cost $541,112,948)		$ 541,854,156
Total Investments — 100.4% (identified cost $779,682,682)		$1,085,253,575
Total Written Options — (0.4)% (premiums received $3,660,230)		$ (4,580,228)
Other Assets, Less Liabilities — (0.0)%(2)		$ (197,904)
Net Assets — 100.0%		$1,080,475,443

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05% or (0.05)%, as applicable.
(3)	All or a portion of this security was on loan at October 31, 2024. The aggregate market value of securities on loan at October 31, 2024 was $56,459,555 and the total market value of the collateral received by the Fund was $57,616,996, comprised of cash of $803,312 and U.S. government and/or agencies securities of $56,813,684.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
(6)	Security (or a portion thereof) has been pledged as collateral for written options.

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.0)%(1)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	79	$45,073,055	$5,950	11/6/24	$ (12,640)
S&P 500 Index	78	44,502,510	6,020	11/8/24	(10,140)
S&P 500 Index	79	45,073,055	5,990	11/11/24	(28,045)
S&P 500 Index	75	42,790,875	6,050	11/13/24	(14,438)
S&P 500 Index	79	45,073,055	6,050	11/18/24	(26,465)
S&P 500 Index	79	45,073,055	6,050	11/22/24	(45,425)
S&P 500 Index	79	45,073,055	6,050	11/27/24	(59,645)
Total					$(196,798)
(1)	Amount is less than (0.05)%.
Written Put Options (Exchange-Traded) — (0.4)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	75	$42,790,875	$5,745	11/1/24	$ (336,375)
S&P 500 Index	75	42,790,875	5,750	11/1/24	(364,875)
S&P 500 Index	76	43,361,420	5,500	11/4/24	(12,730)
S&P 500 Index	79	45,073,055	5,730	11/4/24	(349,575)
S&P 500 Index	78	44,502,510	5,640	11/6/24	(285,480)
S&P 500 Index	79	45,073,055	5,705	11/6/24	(476,370)
S&P 500 Index	78	44,502,510	5,560	11/8/24	(233,220)
S&P 500 Index	79	45,073,055	5,650	11/11/24	(459,780)
S&P 500 Index	75	42,790,875	5,610	11/13/24	(400,500)
S&P 500 Index	75	42,790,875	5,600	11/18/24	(439,500)
S&P 500 Index	79	45,073,055	5,580	11/22/24	(495,725)
S&P 500 Index	79	45,073,055	5,575	11/27/24	(529,300)
Total					$(4,383,430)
Abbreviations:
REITs	– Real Estate Investment Trusts
At October 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium (i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

Parametric
Volatility Risk Premium - Defensive Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At October 31, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $37,105,052, which represents 3.4% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$35,338,944	$570,536,345	$(568,770,237)	$ —	$ —	$37,105,052	$1,367,369	37,105,052
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$543,399,419*	$ —	$ —	$ 543,399,419
Short-Term Investments:
Affiliated Fund	37,105,052	—	—	37,105,052
Securities Lending Collateral	803,312	—	—	803,312
U.S. Treasury Obligations	—	503,945,792	—	503,945,792
Total Investments	$581,307,783	$503,945,792	$ —	$1,085,253,575
Liability Description
Written Call Options	$ (196,798)	$ —	$ —	$ (196,798)
Written Put Options	(4,383,430)	—	—	(4,383,430)
Total	$ (4,580,228)	$ —	$ —	$ (4,580,228)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.